Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Reconciliation [Line Items]
Statutory tax expense (benefit)	$ 59,706	$ (41,932)	$ 38,813
Valuation allowance	9,458	43,884	1,609
Foreign tax rate differential	(14,853)	(12,432)	(14,332)
Foreign subsidiary earnings	14,621	59,460	10,648
Accrual adjustments	2,243	5,755	494
Non-deductible goodwill	0	5,189	0
FCPA provision, nondeductible portion	0	5,412	2,939
Other	(642)	3,035	3,478
Income tax expense	53,570	56,715	28,225
Brazil
Income Tax Reconciliation [Line Items]
Brazil nontaxable incentive	(15,454)	(7,849)	(10,622)
Brazil tax goodwill amortization	$ (1,509)	$ (3,807)	$ (4,802)